Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies [Abstract]
Schedule for depreciation of right-of-use asset useful life
	%	Mainly %
Land and Buildings	10	10
Vehicles	20-33	33
office equipment (i.e. printing and photocopying machines)	20	20

Schedule for depreciation of property, plant and equipment useful life
	%	Mainly %

Buildings	2.5-4	4
Machinery and equipment	10-20	15
Vehicles	15	15
Computers, software, equipment and office furniture	6-33	33
Leasehold improvements	(*)	10

(*)	Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.

Schedule of intangible assets with indefinite useful lives
	Estimated life	Amortization method
Intellectual property	15-20	Straight-line
Customer Relations	20	Straight-line
Production agreement	6	Straight-line
Distribution right	10-15	Straight-line over the contract period
Goodwill	Indefinite	Not amortized